Segment information - Major Customers (Details) - Contract revenues - Customer concentration risk	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023
BP
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	16.00%	0.00%	0.00%	10.00%
Sonadrill
Revenue, Major Customer [Line Items]
Concentration risk percentage	9.00%	16.00%	18.00%	17.00%	19.00%
Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	0.00%	15.00%	0.00%	0.00%	18.00%
Vår Energi
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	9.00%	12.00%	13.00%	10.00%
LLOG
Revenue, Major Customer [Line Items]
Concentration risk percentage	7.00%	8.00%	8.00%	8.00%	10.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	5.00%	12.00%	9.00%	7.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	13.00%	5.00%	16.00%	16.00%	6.00%
Sonangol
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	0.00%	2.00%	3.00%	0.00%
Lundin
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	0.00%	0.00%	1.00%	0.00%
Other
Revenue, Major Customer [Line Items]
Concentration risk percentage	27.00%	26.00%	32.00%	33.00%	20.00%